Cover	Sep. 20, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40177
Entity Registrant Name	American Oncology Network, Inc.
Entity Central Index Key	0001839998
Entity Tax Identification Number	85-3984427
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14543 Global Parkway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33913
City Area Code	833
Local Phone Number	886-1725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Digital Transformation Opportunities Corp.
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001, per share
Trading Symbol	AONC
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	AONCW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10250 Constellation Blvd
Entity Address, Address Line Two	Suite 23126
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067